Derivatives and hedge accounting - Maturity derivatives designated in net investment hedging (Details) - Hedges of net investments in foreign operations [member] - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(4,780)	(4,232)
Other FX derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(8)
Not later than one month [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(3,825)	(3,179)
Not later than one month [member] | Other FX derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(8)
Later than one month and not later than three months [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(375)	(999)
Later than three months and not later than one year [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		(54)
Between 1-2 years [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(580)